Long-term Debt - 2018 - Additional Information (Details) $ / shares in Units, $ in Thousands							1 Months Ended					2 Months Ended	3 Months Ended			12 Months Ended
	Feb. 22, 2019 USD ($) CreditFacility Warrant	Dec. 31, 2018 USD ($)	Nov. 30, 2018 $ / shares shares	Nov. 22, 2018 shares	Nov. 14, 2018 CAD ($)	Nov. 30, 2017 USD ($) Warrant	Sep. 30, 2018 CAD ($)	Sep. 30, 2018 USD ($)	Aug. 31, 2018 CAD ($)	Aug. 31, 2018 USD ($)	Nov. 30, 2017 USD ($) Tranche	Sep. 30, 2018 CAD ($)	Sep. 30, 2018 CAD ($) draw	Mar. 31, 2018 USD ($) draw	Dec. 31, 2017 CAD ($) draw	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Jul. 31, 2022	Mar. 20, 2019
Disclosure Of Detailed Information About Borrowings [Line Items]
Number of tranches under credit facility during Q1 2019 | CreditFacility	2
Total Long-term debt															$ 87,020	$ 8,834	$ 125,804	$ 87,020
Drawdowns limit on the available tranches per month																18,677	71,721
Proceeds from borrowings																19,859	79,105	50,717
Loss (gain) on extinguishments of liabilities					$ (33,626)											$ 92,374	$ (33,626)	$ 4,191
Percentage of warrants issued to increase ownership of long-term debt on fully diluted basis																				19.99%
Cash Paying Loans
Disclosure Of Detailed Information About Borrowings [Line Items]
Credit facility, interest rate																			10.00%
Replacement Warrants
Disclosure Of Detailed Information About Borrowings [Line Items]
Warrants cancelled | shares			100,117
Warrants, term			8 years
Warrants, per share price | $ / shares			$ 1,000.00
Percentage of warrants issued to increase ownership of long-term debt on fully diluted basis			19.99%
Warrants
Disclosure Of Detailed Information About Borrowings [Line Items]
Warrants issued | shares			128,057
Warrants #9
Disclosure Of Detailed Information About Borrowings [Line Items]
Number of warrants issued | Warrant	19,402
Credit Facility Agreement
Disclosure Of Detailed Information About Borrowings [Line Items]
Credit facility, interest rate						8.50%					8.50%
Maturity date before modification																November 30, 2019
Number of tranches under credit facility during Q1 2019 | Tranche											2
Drawdowns limit on the available tranches per month											$ 10,000,000
Proceeds from borrowings														$ 20,000,000
Proceeds from credit facility, remaining amount														$ 60,000,000
Proceeds from credit facility, aggregate amount		$ 80,000,000
Number of draws | draw													2	2	2
Credit Facility Agreement | Tranche One
Disclosure Of Detailed Information About Borrowings [Line Items]
Total Long-term debt						$ 40,000,000					40,000,000
Credit Facility Agreement | Tranche Two
Disclosure Of Detailed Information About Borrowings [Line Items]
Total Long-term debt						40,000,000					$ 40,000,000
Credit Facility Agreement | Tranche Two | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Proceeds from borrowings						10,000,000
Credit Facility Agreement | Tranche Two | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Proceeds from borrowings						$ 11,500,000
Credit Facility Agreement | Warrants #7
Disclosure Of Detailed Information About Borrowings [Line Items]
Number of warrants issued | Warrant						54,000
Original Issue Discount Loan Agreement
Disclosure Of Detailed Information About Borrowings [Line Items]
Proceeds from borrowings													$ 25,892
Settlement of amount under royalty agreement							$ 3,917	$ 3,000,000		$ 3,000,000
Face value of loan agreement							21,172		$ 21,172
Reduction in the face value second OID loan							3,917					$ 3,917	3,917
Adjustment to carrying amount of OID loan									$ 2,639
Loss (gain) on extinguishments of liabilities												1,278
Second OID
Disclosure Of Detailed Information About Borrowings [Line Items]
Reduction in the face value second OID loan							$ 17,255					$ 17,255	$ 17,255
Fourth Loan Agreement
Disclosure Of Detailed Information About Borrowings [Line Items]
Credit facility, interest rate					8.50%
Fourth Loan Agreement | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Maturity date before modification																September 30, 2024
Fourth Loan Agreement | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Maturity date before modification																November 30, 2019
Fourth Loan Agreement | Tranche One
Disclosure Of Detailed Information About Borrowings [Line Items]
Total Long-term debt	$ 10,000,000
Fourth Loan Agreement | Tranche Two
Disclosure Of Detailed Information About Borrowings [Line Items]
Total Long-term debt	$ 5,000,000
All three OID Loans | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Maturity date before modification																September 30, 2024
All three OID Loans | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Maturity date before modification																July 31, 2022
November 14, 2018 Debt Modification
Disclosure Of Detailed Information About Borrowings [Line Items]
Loss (gain) on extinguishments of liabilities					$ 33,626
Market interest rate used in discounted cash flow model					20.10%
Recognition of modified loans					$ 107,704
Expensing of legal fees incurred with the debt modification					434
Warrants associated on credit facility | shares				6,000
Expensing of increase in the fair value of the warrants (note 19c)					8,778
Expensing of deferred financing fees on Credit Facility					3,245
November 14, 2018 Debt Modification | Warrants #9
Disclosure Of Detailed Information About Borrowings [Line Items]
Expensing of increase in the fair value of the warrants (note 19c)					$ 338